Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	₩ 549,873,781	₩ 504,806,199
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	387,826,781	349,085,837
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	17,016,263	12,950,561
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	170,314,316	152,840,826
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	24,778,332	19,461,567
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	152,895,324	140,718,619
Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	22,822,546	23,114,264
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	2,079,913	3,052,346
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	93,109	897,525
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	1,986,804	2,154,821
Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	55,275,031	48,512,857
Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	57,409,433	58,573,094
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	47,282,623	45,582,065
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	496,483,910	457,301,242
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	345,865,414	312,474,026
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	6,990,520	5,124,738
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	161,434,788	144,700,885
Korea | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	20,998,640	16,805,176
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	133,827,181	122,926,428
Korea | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	22,614,285	22,916,799
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,119,166	2,324,662
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	61,476	177,713
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,057,690	2,146,949
Korea | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	51,574,884	45,635,765
Korea | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	53,386,556	53,939,143
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	44,537,890	42,927,646
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	10,271,211	10,397,683
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	5,455,513	5,290,111
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	823,698	1,263,568
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	392,499	371,602
USA | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	952,215	529,096
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	3,278,234	3,116,777
USA | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	8,867	9,068
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	498,445	719,812
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	31,633	719,812
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	466,812	0
USA | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	2,129,355	1,662,249
USA | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,464,611	1,955,627
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	723,287	769,884
England
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	908,780	909,710
England | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	598,212	617,409
England | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	156,002	423,788
England | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	6,724	5,444
England | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
England | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	435,135	187,856
England | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	351	321
England | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
England | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
England | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
England | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	198,567	194,591
England | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	112,001	97,710
England | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	10,658,232	9,071,961
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	10,126,830	8,664,617
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	784,538	289,233
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	4,124,680	3,888,964
Japan | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,418,805	1,080,381
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	3,796,824	3,403,806
Japan | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,983	2,233
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	19,807	0
Japan | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	19,807	0
Japan | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	46,086	49,067
Japan | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	221,917	195,165
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	243,592	163,112
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	585,081	404,126
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	544,183	304,011
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	316,293	203,166
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	2,386	1,548
Germany | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	121,663	0
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	103,647	99,083
Germany | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	194	214
Germany | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Germany | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Germany | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Germany | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	4,486	6,346
Germany | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	36,412	93,769
Germany | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	6,535,914	6,024,699
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	5,627,621	5,104,960
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,166,397	1,068,822
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,780,361	1,612,761
Vietnam | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	209,395	140,960
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	2,319,327	2,140,573
Vietnam | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	152,141	141,844
Vietnam | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	744	0
Vietnam | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Vietnam | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	744	0
Vietnam | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	24,539	21,625
Vietnam | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	172,904	294,095
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	710,106	604,019
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	8,827,212	8,317,750
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	7,727,148	7,258,104
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	2,889,115	2,816,320
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,329,067	1,211,857
China | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	441,863	445,526
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	3,039,177	2,758,888
China | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	27,926	25,513
China | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
China | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
China | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
China | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	168,863	220,837
China | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	886,080	798,068
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	45,121	40,741
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	15,603,441	12,379,028
Other country | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	11,881,860	9,372,599
Other country | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	3,889,700	1,760,926
Other country | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,243,811	1,047,765
Other country | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	635,751	460,428
Other country | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	6,095,799	6,085,208
Other country | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	16,799	18,272
Other country | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	441,751	7,872
Other country | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	0	0
Other country | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	441,751	7,872
Other country | Securities at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,128,251	722,377
Other country | Securities at fair value through other comprehensive income
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	1,128,952	1,199,517
Other country | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	[2]	₩ 1,022,627	₩ 1,076,663

[1]	The composition details by industry are net book value less allowances.
[2]	The following accounts are the net carrying value less provision for doubtful accounts.